Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Unpaid recapitalization transaction costs	$ 89
IRS (see note 7b)	73
Accrued expenses	390	32
Other accrued expenses	$ 552	$ 32